Business combinations (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of the Assets Acquired, and the Associated Consideration	Details of the assets acquired and the associated consideration are shown in the table below.

Schedule of Cash Flow on Acquisitions	The net cash outflow on acquisition of subsidiaries in 2020 relates to deferred payments for prior year acquisitions:

All figures in £ millions	2020	2019	2018
Cash flow on acquisitions
Cash – current year acquisitions	—	(40)	—
Deferred payments for prior year acquisitions and other items	(6)	(5)	(5)

Net cash outflow	(6)	(45)	(5)